Condensed Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS:
Cash	$ 3,715	$ 339,923	$ 45,800
Other Assets	577,180	334,150
Total Current Assets	580,895	674,073	45,800
OTHER ASSETS:
Intangible Assets	1,382,571	1,554,603	1,783,980
Goodwill	345,711	345,711	345,711
Total Fixed Assets	1,728,282	1,900,314	2,129,691
TOTAL ASSETS	2,309,177	2,574,387	2,175,491
CURRENT LIABILITIES:
Accounts Payable and accrued expenses	1,300,119	443,480	884,207
Derivative liability - warrants	2,403,750
Derivative liability - conversion option on convertible debenture	476,900
Loan payable - related party, and accrued interest of $12,451 and $0 at March 31, 2020 and June 30, 2019, respectively	444,451
Convertible debenture - related party, net of discount of $471,584 and $0 at March 31, 2020 and June 30, 2019,	28,416
Accrued Payroll			354,167
Total Current Liabilities	4,653,636	443,480	1,238,374
LONG TERM LIABILITIES:
Demand Promissory Note			250,000
Notes Payable, Related Parties			575,918
Total Long Term Liabilities			825,918
TOTAL LIABILITIES	4,653,636	443,480	2,064,292
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock; $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock, $0.0001 par value; 800,000,000; 800,000,000 and 300,000,000 shares authorized at March 31, 2020; June 30, 2019 and June 30, 2018, respectively; 5,199,346 ; 4,058,442 and 788,026 shares issued and outstanding at March 31, 2020; June 30, 2019 and June 30, 2018, respectively	519	406	79
Additional paid in capital	19,538,743	9,392,573	4,880,246
Accumulated deficit	(21,883,721)	(7,262,072)	(4,769,126)
Total Stockholders' Equity	(2,344,459)	2,130,907	111,199
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,309,177	$ 2,574,387	$ 2,175,491